Financial Instruments (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Financial Instruments
Foreign Exchange Risk Threshold Balance	$ 1,000,000.0
Foreign Exchange Risk Movement In Currency Percentage	10.00%
Foreign Exchange Risk Loss And Other Comprehensive Loss Amount Affected	$ 100,000
Initial Payment		$ 2,000,000
Other Receivable Within Trade And Other Receivables	0	500,000
Gain On Settlement	$ 0	2,500,000	$ 0
Purdue Paid		2,000,000
Additional Payment		$ 500,000